COMMITMENTS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Rent expense	$ 76,622	$ 72,969	$ 153,067	$ 141,234	$ 292,390	$ 218,605
Future operating lease commitments:
2014	119,550		119,550		234,318
2015	228,919		228,919		228,919
Total future minimum payments due	$ 348,469		$ 348,469		$ 463,237
Office Lease One - Cambridge, Massachusetts
Operating Leased Assets [Line Items]
Lease term			24 months
Square footage of leased property	1,746		1,746
Lease termination date			Dec. 31, 2012
Office Lease Two - Cambridge, Massachusetts [Member]
Operating Leased Assets [Line Items]
Lease term			37 months
Square footage of leased property	4,782		4,782
Lease expiration date			Nov. 30, 2015